EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS (LOSS) PER SHARE [Abstract]
Calculation of Basic and Diluted Earnings (Loss) Per Share
The following table sets forth the calculation of basic and diluted earnings (loss) per common share using the two-class method, in which dividends attributable to SARs, if any, are deducted from net income (loss) in determining net income (loss) attributable to common shareholders (dollars in thousands, except per share data):

	Years ended
	2020	2019	2018
Numerator
Net income (loss) attributable to common shareholders	$(67,425)	$225,877	$85,723
Denominator
Weighted average shares outstanding-Basic	30,551,873	31,607,781	29,744,083
Dilutive common equivalent shares:
SARs	—	107,688	39,821
Weighted average shares outstanding-Diluted	30,551,873	31,715,469	29,783,904
Earnings (loss) per share:
Basic
Distributed earnings	$—	$—	$—
Undistributed income (loss)	$(2.21)	$7.15	$2.88
Basic earnings (loss) per share	$(2.21)	$7.15	$2.88
Diluted
Distributed earnings	$—	$—	$—
Undistributed income (loss)	$(2.21)	$7.12	$2.88
Diluted earnings (loss) per share	$(2.21)	$7.12	$2.88